SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Sin Yuk Hung [Member]
Related Party Transaction [Line Items]
Sin Yuk Hung (shareholder)		$ 218,109
Asia International Securities Exchange Co., Limited [Member]
Related Party Transaction [Line Items]
Asia International Securities Exchange Co., Limited (shareholder)	2,430,691	935,107
Lam Shing Kwan Henry [Member]
Related Party Transaction [Line Items]
Due to from related parties	440,164	(17,099)
Ngan Ching Shun [Member]
Related Party Transaction [Line Items]
Due to from related parties	260,957	(9,723)
Ng Yi To Peter [Member]
Related Party Transaction [Line Items]
Due to from related parties	82,085	(3,353)
Related Party [Member]
Related Party Transaction [Line Items]
Sin Yuk Hung (shareholder)		218,109
Due to from related parties	$ 783,206	$ (30,175)